Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
Amortization expenses	$ 144,090	$ 324,405	$ 314,413
Impairment loss on intangible assets	$ 356,676